Operating Lease Obligations (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
First Lease [Member]
Lease commencement date	Jul. 01, 2018	Jul. 01, 2018
Lease expiration date	Jun. 30, 2021	Jun. 30, 2021
Operating lease term	36 months	36 months
Second Lease [Member]
Lease commencement date	Nov. 01, 2019	Nov. 01, 2019
Lease expiration date	Apr. 30, 2020	Apr. 30, 2020
Operating lease term	6 months	6 months
Third Lease [Member]
Lease commencement date	Nov. 11, 2019	Nov. 11, 2019
Lease expiration date	Nov. 11, 2022	Nov. 11, 2020
Fourth Lease [Member]
Lease commencement date	May 01, 2019	May 01, 2019
Lease expiration date	Apr. 01, 2021	Apr. 01, 2021
Operating lease term	24 months	24 months
Fifth Lease [Member]
Lease commencement date	Jan. 01, 2021
Lease expiration date	Jul. 31, 2022
Operating lease term	18 months
Sixth Lease [Member]
Lease commencement date	Jan. 01, 2021
Lease expiration date	Dec. 31, 2025
Operating lease term	60 months